Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Schedule of reconciliation of liabilities arising from financing activities
The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

Lease liabilities
(note 24)
Balance at January 1, 2023	$6,646
Changes from financing cash flows:
Capital element of lease rentals paid	(3,235)
Interest element of lease rentals paid	(241)
Total changes from financing cash flows	(3,476)
Other changes:
Increase in lease liabilities from entering into new leases	197
Interest expenses (notes 8(a) and 10(c))	242
Lease modification	(1,240)
Total other changes	(801)
Balance at December 31, 2023 and January 1, 2024	2,369
Changes from financing cash flows:
Capital element of lease rentals paid	(2,563)
Interest element of lease rentals paid	(203)
Total changes from financing cash flows	(2,766)
Other changes:
Increase in lease liabilities from entering into new leases	3,094
Additions from acquisition (note 34(B)(III))	2,906
Lease modification	(34)
Interest expenses (notes 8(a) and 10(c))	203
Total other changes	6,169
Balance at December 31, 2024	$5,772